Production Costs (Tables)	12 Months Ended
Dec. 31, 2023
Cost Of Sales Disclosure [Abstract]
Disclosure of attribution of expenses by nature to their function
Production costs are comprised of the following:

	2023	2022
Materials and consumables	$36,550	$5,717
Salaries and benefits	10,726	3,618
Contractors	20,681	3,154
Refining and transportation	2,093	460
Other	2,387	435
Changes in inventories	1,671	374
Production costs	$74,108	$13,758